13 Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Taxes [Abstract]
Income Tax and Social Contribution

Deferred tax assets and liabilities may be offset if there is a legal right to offset the current tax assets and liabilities and they relate to the same taxing authority.

			Effect	Business	Recognized			Business	Recognized
	Balance as of	Recognized	of applying	combination	comprehensive	Balance as of	Recognized	combination	comprehensive	Balance as of
	January 01, 2018	in income	new IFRS	effect	income	December 31, 2018	in income	effect (Note 1.2)	income	December 31, 2019
Noncurrent assets
Provisions for legal claims	514,358	55,123	-	3,696	-	573,177	(62,044)	6,237	-	517,370
Post-employment benefits	293,611	15,080	-	-	19,994	328,685	13,285	-	63,444	405,414
Impairment of assets	310,561	17,450	-	-	-	328,011	57,456	-	-	385,467
Provision for energy purchases	156,325	(1,834)	-	-	-	154,491	10,840	-	-	165,331
Expected credit losses	113,380	(6,838)	7,468	-	-	114,010	17,811	-	-	131,821
Tax losses and negative tax basis	110,658	(39,518)	-	-	-	71,140	27,102	-	-	98,242
Social security contributions - injunction on judicial deposit	60,856	6,154	-	-	-	67,010	4,190	-	-	71,200
Amortization - concession	48,722	4,617	-	-	-	53,339	5,005	-	-	58,344
Provision for profit sharing	22,270	8,278	-	-	-	30,548	21,567	-	-	52,115
Concession contracts	24,906	(1,300)	-	-	-	23,606	(1,253)	-	-	22,353
Research and development and energy efficiency programs	129,877	25,693	-	-	-	155,570	(137,531)	-	-	18,039
Others	97,092	49,673	1,006	-	-	147,771	(4,512)	-	-	143,259
	1,882,616	132,578	8,474	3,696	19,994	2,047,358	(48,084)	6,237	63,444	2,068,955
(-) Noncurrent liabilities
Concession contracts	535,726	68,475	-	9,457	-	613,658	99,817	(1,026)	-	712,449
Deemed cost	449,884	(34,559)	-	-	-	415,325	(34,116)	-	-	381,209
Derivative financial instruments	-	5,030	-	-	-	5,030	65,915	-	-	70,945
Escrow deposits monetary variation	55,328	8,839	-	-	-	64,167	(3,022)	-	-	61,145
Accelerated depreciation	26,401	6,281	-	-	-	32,682	17,640	-	-	50,322
Transaction cost on borrowings and debentures	21,538	9,589	-	-	-	31,127	981	-	-	32,108
Others	34,877	851	-	-	-	35,728	6,849	-	-	42,577
	1,123,754	64,506	-	9,457	-	1,197,717	154,064	(1,026)	-	1,350,755
Net	758,862	68,072	8,474	(5,761)	19,994	849,641	(202,148)	7,263	63,444	718,200
Assets presented in the Statement of Financial Position	915,492					1,007,061				1,011,866
(-) Liabilities presented in the Statement of Financial Position	(156,630)					(157,420)				(293,666)

Realization of Deferred Taxes

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2020	329,177	(96,763)
2021	258,853	(98,388)
2022	143,599	(91,131)
2023	136,665	(102,510)
2024	84,208	(80,290)
2025 to 2027	158,702	(209,525)
2028 to 2029	957,751	(672,148)
	2,068,955	(1,350,755)

Other Recoverable Taxes and Other Taxes Due

13.2    Other taxes recoverable and other tax obligations

	12.31.2019	12.31.2018
Current assets
Recoverable ICMS (VAT)	103,977	96,072
Recoverable PIS/Pasep and Cofins taxes	98,942	64,200
Other recoverable taxes	2,141	570
	205,060	160,842
Noncurrent assets
Recoverable ICMS (VAT)	74,568	50,306
PIS/Pasep and Cofins taxes	213,667	147,380
Other recoverable taxes	33,776	33,714
	322,011	231,400
Current liabilities
ICMS (VAT) payable	179,662	185,634
PIS/Pasep and Cofins payable	125,197	115,345
IRRF on JSCP	117,807	23,687
Special Tax Regularization Program - Pert	49,310	46,777
Ordinary financing of taxes with the federal tax authorities	18,063	64,974
Other taxes	11,029	15,016
	501,068	451,433
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	209,747	197,413
Special Tax Regularization Program - Pert	447,897	471,665
Ordinary financing of taxes with the federal tax authorities	-	21,658
TCFRH (a)	-	101,821
Other taxes	4,470	4,175
	662,114	796,732
(a) Control, Monitoring and Inspection Fee for Exploration Activities and the Use of Water Resources - as a result of the repeal of the law that instituted the referred fee, the Company, based on the opinion of its legal advisors, concluded that the conditions to maintain the provision were not satisfied and reversed the balance, so that R $ 97,664 was recorded in the operating result (Note 33.6) and R $ 4,157 in the financial result

Reconciliation of Provision for Income Tax (IRPJ) and Social Contribution (CSLL)

13.3    Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2019	12.31.2018	12.31.2017
Income before IRPJ and CSLL	2,702,195	1,955,997	1,392,941
IRPJ and CSLL (34%)	(918,746)	(665,039)	(473,600)
Tax effects on:
Equity in income	36,297	46,203	36,555
Interest on own capital	222,848	98,917	90,440
Dividends	192	280	497
Non deductible expenses	(16,571)	(9,322)	(26,292)
Tax incentives	17,804	16,465	14,973
Unrecognized income and social contribution tax loss carry-forwards	(48,892)	(15,383)	(5,645)
Setting up and/or offset of income tax and social contribution losses of prior years	-	5,037	90,804
Difference between the calculation bases of deemed profit and taxable profit	72,175	11,076	(19,680)
Others	(4,433)	(227)	17,262
Current IRPJ and CSLL	(433,555)	(580,065)	(379,943)
Deferred IRPJ and CSLL	(205,771)	68,072	105,257
Effective rate - %	23.7%	26.2%	19.7%